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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Conservative Portfolio	as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
6,420	iShares Barclays 20+ Year Treasury Bond Fund	$793,127	1.0
19,231	iShares iBoxx High Yield Corporate Bond Fund	1,601,750	2.0
16,923	SPDR Trust Series 1	3,242,954	4.0

	Total Exchange-Traded Funds (Cost $5,969,527)	5,637,831	7.0

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 92.0%
80,585	Voya Floating Rate Fund - Class I	797,794	1.0
1,041,257	Voya High Yield Bond Fund - Class I	8,007,269	10.0
2,957,438	Voya Intermediate Bond Fund - Class R6	29,485,655	36.7
745,556	Voya International Index Portfolio - Class I	6,493,790	8.1
481,249	Voya Large Cap Growth Portfolio - Class I	8,522,915	10.6
717,447	Voya Large Cap Value Portfolio - Class I	7,691,036	9.6
83,363	Voya MidCap Opportunities Portfolio - Class I	1,215,429	1.5
103,548	Voya Multi-Manager Mid Cap Value Fund - Class I	1,213,578	1.5
321,408	Voya Short Term Bond Fund - Class R6	3,188,370	4.0
383,828	Voya U.S. Stock Index Portfolio - Class I	4,859,260	6.0
212,616	VY® Clarion Global Real Estate Portfolio - Class I	2,415,316	3.0
		73,890,412	92.0

	Unaffiliated Investment Companies: 1.0%
158,821	@ Credit Suisse Commodity Return Strategy Fund - Class I	798,869	1.0

	Total Mutual Funds (Cost $69,801,578)	74,689,281	93.0

	Total Investments in Securities (Cost $75,771,105)	$80,327,112	100.0
	Liabilities in Excess of Other Assets	(6,238)	–
	Net Assets	$80,320,874	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $77,187,906.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,992,825
Gross Unrealized Depreciation	(2,853,619)

Net Unrealized Appreciation	$3,139,206

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Conservative Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,637,831	$–	$–	$5,637,831
Mutual Funds	74,689,281	–	–	74,689,281
Total Investments, at fair value	$80,327,112	$–	$–	$80,327,112

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$892,623	$77,308	$(166,696)	$(5,441)	$797,794	$26,462	$(2,662)	$-
Voya High Yield Bond Fund - Class I	8,919,950	1,087,088	(1,670,166)	(329,603)	8,007,269	362,380	(23,776)	-
Voya Intermediate Bond Fund - Class R6	33,036,234	2,782,715	(5,996,952)	(336,342)	29,485,655	652,925	(43,798)	-
Voya International Index Portfolio - Class I	7,003,047	1,283,534	(1,285,602)	(507,189)	6,493,790	216,117	65,299	-
Voya Large Cap Growth Portfolio - Class I	9,189,111	1,724,970	(1,284,690)	(1,106,476)	8,522,915	50,984	33,424	882,305
Voya Large Cap Value Portfolio - Class I	8,442,499	1,908,086	(1,464,666)	(1,194,883)	7,691,036	18,149	(16,404)	421,050
Voya MidCap Opportunities Portfolio - Class I	1,758,024	173,966	(436,143)	(280,418)	1,215,429	-	254,135	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,755,197	209,589	(662,035)	(89,173)	1,213,578	-	23,869	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,752,082	47,892	(1,463,510)	(336,464)	-	-	423,232	-
Voya Short Term Bond Fund - Class R6	3,563,385	287,050	(655,207)	(6,858)	3,188,370	49,836	(3,331)	-
Voya U.S. Stock Index Portfolio - Class I	3,554,832	3,126,768	(1,114,606)	(707,734)	4,859,260	14,871	(61,008)	448,906
VY® Clarion Global Real Estate Portfolio - Class I	2,636,734	395,598	(385,699)	(231,317)	2,415,316	86,864	22,300	-
	$82,503,718	$13,104,564	$(16,585,972)	$(5,131,898)	$73,890,412	$1,478,588	$671,280	$1,752,261

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Growth Portfolio	as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
11,139	iShares Barclays 20+ Year Treasury Bond Fund	$1,376,112	1.0
16,684	iShares iBoxx High Yield Corporate Bond Fund	1,389,610	1.0
29,363	SPDR Trust Series 1	5,626,832	4.0

	Total Exchange-Traded Funds (Cost $8,808,185)	8,392,554	6.0

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 93.0%
479,002	Voya Emerging Markets Index Portfolio - Class I	4,253,535	3.0
279,739	Voya Floating Rate Fund - Class I	2,769,412	2.0
1,084,413	Voya High Yield Bond Fund - Class I	8,339,133	5.9
416,188	Voya Intermediate Bond Fund - Class R6	4,149,397	2.9
2,753,085	Voya International Index Portfolio - Class I	23,979,371	17.1
1,393,382	Voya Large Cap Growth Portfolio - Class I	24,676,799	17.6
2,163,329	Voya Large Cap Value Portfolio - Class I	23,190,882	16.5
337,996	Voya MidCap Opportunities Portfolio - Class I	4,927,983	3.5
419,800	Voya Multi-Manager Mid Cap Value Fund - Class I	4,920,058	3.5
568,862	Voya RussellTM Mid Cap Index Portfolio - Class I	8,430,539	6.0
294,996	Voya Small Company Portfolio - Class I	5,599,019	4.0
999,298	Voya U.S. Stock Index Portfolio - Class I	12,651,117	9.0
246,138	VY® Clarion Global Real Estate Portfolio - Class I	2,796,127	2.0
		130,683,372	93.0

	Unaffiliated Investment Companies: 1.0%
275,615	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,386,342	1.0

	Total Mutual Funds (Cost $114,877,569)	132,069,714	94.0

	Total Investments in Securities (Cost $123,685,754)	$140,462,268	100.0
	Assets in Excess of Other Liabilities	14,849	–
	Net Assets	$140,477,117	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $128,827,106.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$20,068,386
Gross Unrealized Depreciation	(8,433,224)

Net Unrealized Appreciation	$11,635,162

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Growth Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,392,554	$–	$–	$8,392,554
Mutual Funds	132,069,714	–	–	132,069,714
Total Investments, at fair value	$140,462,268	$–	$–	$140,462,268

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,217,460	$521,537	$(1,833,705)	$(651,757)	$4,253,535	$129,208	$(370,278)	$-
Voya Floating Rate Fund - Class I	3,135,285	180,989	(527,756)	(19,106)	2,769,412	94,339	(10,867)	-
Voya High Yield Bond Fund - Class I	9,397,211	767,885	(1,484,956)	(341,007)	8,339,133	386,726	(38,467)	-
Voya Intermediate Bond Fund - Class R6	4,704,385	285,782	(787,576)	(53,194)	4,149,397	94,436	(2,086)	-
Voya International Index Portfolio - Class I	26,138,125	2,451,340	(2,884,880)	(1,725,214)	23,979,371	815,560	(7,159)	-
Voya Large Cap Growth Portfolio - Class I	26,899,456	3,531,526	(2,498,880)	(3,255,303)	24,676,799	152,148	30,854	2,633,029
Voya Large Cap Value Portfolio - Class I	25,751,045	3,371,252	(2,234,835)	(3,696,580)	23,190,882	56,440	(57,156)	1,309,370
Voya MidCap Opportunities Portfolio - Class I	5,403,520	145,578	(399,856)	(221,259)	4,927,983	-	31,545	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,394,777	259,126	(394,864)	(338,981)	4,920,058	-	7,685	-
Voya RussellTM Mid Cap Index Portfolio - Class I	13,847,895	1,585,546	(4,405,735)	(2,597,167)	8,430,539	113,057	1,453,666	698,120
Voya Small Company Portfolio - Class I	6,166,330	1,173,369	(582,943)	(1,157,737)	5,599,019	30,369	4,751	877,187
Voya U.S. Stock Index Portfolio - Class I	9,364,727	6,275,500	(1,209,144)	(1,779,966)	12,651,117	35,485	(52,792)	1,071,175
VY® Clarion Global Real Estate Portfolio - Class I	3,087,284	393,543	(427,698)	(257,002)	2,796,127	103,697	7,035	-
	$145,507,500	$20,942,973	$(19,672,828)	$(16,094,273)	$130,683,372	$2,011,465	$996,731	$6,588,881

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Moderate Portfolio	as of September 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.0%
11,030	iShares Barclays 20+ Year Treasury Bond Fund	$1,362,646	1.0
16,521	iShares iBoxx High Yield Corporate Bond Fund	1,376,034	1.0
29,076	SPDR Trust Series 1	5,571,834	4.0

	Total Exchange-Traded Funds (Cost $8,727,406)	8,310,514	6.0

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 93.0%
316,297	Voya Emerging Markets Index Portfolio - Class I	2,808,717	2.0
277,006	Voya Floating Rate Fund - Class I	2,742,361	2.0
1,073,976	Voya High Yield Bond Fund - Class I	8,258,873	6.0
3,159,625	Voya Intermediate Bond Fund - Class R6	31,501,460	22.7
1,763,187	Voya International Index Portfolio - Class I	15,357,361	11.1
1,142,731	Voya Large Cap Growth Portfolio - Class I	20,237,759	14.6
1,752,581	Voya Large Cap Value Portfolio - Class I	18,787,667	13.6
286,747	Voya MidCap Opportunities Portfolio - Class I	4,180,770	3.0
356,172	Voya Multi-Manager Mid Cap Value Fund - Class I	4,174,332	3.0
292,037	Voya Small Company Portfolio - Class I	5,542,858	4.0
989,268	Voya U.S. Stock Index Portfolio - Class I	12,524,131	9.0
243,676	VY® Clarion Global Real Estate Portfolio - Class I	2,768,161	2.0
		128,884,450	93.0

	Unaffiliated Investment Companies: 1.0%
272,885	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,372,611	1.0

	Total Mutual Funds (Cost $117,391,367)	130,257,061	94.0

	Total Investments in Securities (Cost $126,118,773)	$138,567,575	100.0
	Assets in Excess of Other Liabilities	17,563	–
	Net Assets	$138,585,138	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $128,629,866.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$15,629,913
Gross Unrealized Depreciation	(5,692,204)

Net Unrealized Appreciation	$9,937,709

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Moderate Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,310,514	$–	$–	$8,310,514
Mutual Funds	130,257,061	–	–	130,257,061
Total Investments, at fair value	$138,567,575	$–	$–	$138,567,575

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,629,169	$330,876	$(1,776,794)	$(374,534)	$2,808,717	$94,723	$(354,966)	$-
Voya Floating Rate Fund - Class I	3,112,560	156,821	(508,076)	(18,944)	2,742,361	91,843	(8,979)	-
Voya High Yield Bond Fund - Class I	9,324,836	667,965	(1,395,593)	(338,335)	8,258,873	376,824	(30,517)	-
Voya Intermediate Bond Fund - Class R6	35,804,638	1,801,520	(5,744,165)	(360,533)	31,501,460	704,603	(46,621)	-
Voya International Index Portfolio - Class I	16,789,381	1,893,329	(2,220,852)	(1,104,497)	15,357,361	515,627	60,143	-
Voya Large Cap Growth Portfolio - Class I	22,125,544	2,849,512	(2,036,702)	(2,700,595)	20,237,759	121,423	158,536	2,101,293
Voya Large Cap Value Portfolio - Class I	20,916,944	3,280,344	(2,441,752)	(2,967,869)	18,787,667	44,477	7,292	1,031,834
Voya MidCap Opportunities Portfolio - Class I	5,364,162	225,632	(871,219)	(537,805)	4,180,770	-	418,570	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,355,490	344,379	(1,226,393)	(299,144)	4,174,332	-	52,248	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,054,877	31,629	(2,501,151)	(585,355)	-	-	736,584	-
Voya Small Company Portfolio - Class I	6,121,410	1,249,207	(689,054)	(1,138,705)	5,542,858	29,685	19,961	857,431
Voya U.S. Stock Index Portfolio - Class I	9,288,137	6,432,657	(1,470,506)	(1,726,157)	12,524,131	34,174	(33,517)	1,031,593
VY® Clarion Global Real Estate Portfolio - Class I	3,064,827	351,977	(373,891)	(274,752)	2,768,161	99,875	36,142	-
	$144,951,975	$19,615,848	$(23,256,148)	$(12,427,225)	$128,884,450	$2,113,254	$1,014,876	$5,022,151

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2015